Other intangibles, net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Maintenance Rights and Lease Premiums
Maintenance rights and lease premium, net consisted of the following as of December 31, 2024 and 2023:

	As of December 31,
	2024	2023
Maintenance rights	$1,669,742	$2,099,513
Lease premium, net	460,251	630,449
	$2,129,993	$2,729,962
Movements in maintenance rights during the years ended December 31, 2024 and 2023 were as follows:

	Year Ended December 31,
	2024	2023
Maintenance rights at beginning of period	$2,099,513	$2,540,286
EOL and MR contract maintenance rights expense	(144,726)	(207,552)
MR contract maintenance rights write-off due to maintenance liability release	(38,525)	(17,747)
EOL contract maintenance rights write-off due to cash receipt	(159,682)	(102,940)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(86,838)	(112,534)
Maintenance rights at end of period	$1,669,742	$2,099,513
The following tables present details of lease premium assets and related accumulated amortization as of December 31, 2024 and 2023:

	As of December 31, 2024
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$907,995	$(447,744)	$460,251

	As of December 31, 2023
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$1,002,293	$(371,844)	$630,449
Other intangibles consisted of the following as of December 31, 2024 and 2023:

	As of December 31,
	2024	2023
Customer relationships, net	$134,883	$156,059
Other intangible assets	4,783	7,108
	$139,666	$163,167
The following tables present details of customer relationships and related accumulated amortization as of December 31, 2024 and 2023:

	As of December 31, 2024
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(225,117)	$134,883

	As of December 31, 2023
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(203,941)	$156,059